UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2 Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 12/31/12

ITEM 1.  REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

SMH Representation Trust

December 31, 2012

SMH Capital Advisors

4800 Overton Plaza, STE 300

Fort Worth, TX 76109

SMH Representation Trust
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the periods ended December 31, 2012, compared to its benchmarks:

	6 Month Return	1 Year Return	Since Inception**
SMH Representation Trust	3.03%	11.44%	11.35%
BofA Merrill Lynch US Cash Pay High Yield Index (a)	7.87%	15.43%	12.07%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund's investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2013. Without these waivers, the Fund's total annual operating expenses would have been 0.81%. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)The BofA Merrill Lynch US Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.

** Inception date is May 24, 2010.

The percentages in the above chart are based on the portfolio holdings of the Fund as of December 31, 2012 and are subject to change.

SMH REPRESENTATION TRUST
SCHEDULE OF INVESTMENTS

December 31, 2012 (Unaudited)

COMMON STOCK - (0.00%)	Shares	Value

Hotels Restaurants & Leisure - (0.00%)
Trump Entertainment Resorts, Inc. **†#	2,429	$ -
TOTAL COMMON STOCK (Cost $7,362)		-

CONVERTIBLE CORPORATE BONDS - (7.04%)	Principal	Value

Investment Companies (6.31%)
Ares Capital Corp., 5.125%, 06/01/2016	$ 2,495,000	2,632,624
Prospect Capital Corporation, 5.50%, 08/15/2016	2,549,000	2,601,573
		5,234,197

Semiconductors & Semiconductor Equipment - (0.73%)
Energy Conversion Devices, Inc., 3.00%, 06/15/2013 ***#	4,588,000	607,910

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $7,099,283)		5,842,107

CORPORATE BONDS - (84.72%)

Commercial Services & Supplies - (4.18%)
Icahn Enterprises, 8.00%, 01/15/2018	3,229,000	3,467,139

Energy Equipment & Services - (4.26%)
PHI, Inc., 8.625%, 10/15/2018	3,300,000	3,531,000

Home Builders - (4.68%)
Beazer Homes USA, Inc., 9.125%, 5/15/2019	3,709,000	3,880,541

Hotel Restaurant & Leisure - (15.99%)
American Casino & Entertainment Properties, LLC, 11.00%, 06/15/2014	3,119,000	3,204,773
Caesars Entertainment Operating Co., Inc., 11.25%, 06/01/2017	3,624,000	3,882,210
CityCenter Holdings LLC, 7.625%, 01/15/2016	2,182,000	2,329,285
Marina District Finance Co., Inc., 9.875%, 08/15/2018	4,018,000	3,842,212
		13,258,480
Marine - (4.58%)
Navios Maritime Holdings, Inc., 8.875%, 11/01/2017	3,811,000	3,801,473

Oil & Gas - (16.19%)
ATP Oil & Gas Corp., 11.875%, 05/01/2015 ***	7,697,000	846,670
BreitBurn Energy Partners, 8.625%, 10/15/2020	1,485,000	1,618,650
Comstock Resources Inc., 8.375%, 10/15/2017	3,752,000	3,939,600
Northern Oil and Gas, Inc., 8.00%, 06/01/2020	1,806,000	1,851,150
Penn Virginia Corp., 10.375%, 06/15/2016	2,459,000	2,572,729
United Refining Co., 10.50%, 2/28/2018	2,393,000	2,596,405
		13,425,204

Semiconductors - (3.19%)
Amkor Technology, Inc., 7.375%, 05/01/2018	2,566,000	2,646,187

Specialty Retail - (9.53%)
JC Penney Corp., Inc., 5.65%, 06/01/2020	4,505,000	3,902,456
Radioshack Corp., 6.75%, 05/15/2019	6,417,000	4,002,604
		7,905,060
The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST
SCHEDULE OF INVESTMENTS (Continued)

December 31, 2012 (Unaudited)

	Principal	Value

Storage & Warehousing - (4.70%)
Niska Gas Storage US LLC, 8.875%, 03/15/2018	$ 3,796,000	$ 3,900,390

Telecommunications - (17.42%)
Cricket Communications, Inc., 7.75% 10/15/2020	3,844,000	3,920,881
ITC Deltacom, Inc., 10.50%, 04/01/2016	2,527,000	2,703,890
Level 3 Financing, Inc., 10.00% 02/01/2018	3,294,000	3,672,810
NII Capital Corp., 7.625%, 04/01/2021	5,477,000	4,148,827
		14,446,408

TOTAL CORPORATE BONDS (Cost $75,496,083)		70,261,882

SHORT-TERM INVESTMENTS - (6.87%)	Shares	Value

Fidelity Institutional Money Market Portfolio, Class I, 0.18% *	5,699,463	5,699,463
TOTAL SHORT-TERM INVESTMENTS - (Cost $5,699,463)		5,699,463

TOTAL INVESTMENTS (Cost $88,302,192) - 98.63%		$ 81,803,452

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.37%		1,139,316

NET ASSETS - 100.00%		$ 82,942,768

* Rate shown represents the rate at December 31, 2012, is subject to change and resets daily.
** The security is illiquid; the security represents 0.00% of net assets.
*** Represents issuer in default on interest payments; non-income producing security.
† Non income producing security.
# The value of this security has been determined in good faith under policies of the Board of Trustees.

Country of Issuer		Percentage
United States		87.11%
Marshall Islands		4.65%
	Total Holdings	91.76%
Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2012.

The accompanying notes are an integral part of these financial statements.

SMH Representation Trust
Statement of Assets and Liabilities
December 31, 2012 (Unaudited)

ASSETS:
Investments, at cost	$ 88,302,192
Investments, at value	$ 81,803,452
Interest receivable	1,382,469
Receivable for Fund shares sold	347,865
Due from Advisor	22,008
Prepaid expenses and other assets	13,727
Total Assets	83,569,521

LIABILITIES:
Distributions payable	479,244
Due to other Affiliates	4,997
Payable for fund shares redeemed	128,625
Accrued expenses and other liabilities	13,887
Total Liabilities	626,753

Net Assets	$ 82,942,768

NET ASSETS CONSIST OF:
Paid in capital	$ 88,205,804
Undistributed net investment loss	(53,038)
Accumulated net realized gain on investments	1,288,742
Net unrealized depreciation on investments	(6,498,740)
Net Assets	$ 82,942,768
Shares of beneficial interest outstanding(a)	8,903,665
Net asset value, offering and redemption price per share	$ 9.32

(a) Unlimited number of shares of no par value beneficial interest authorized.

The accompanying notes are an integral part of these financial statements.

SMH Representation Trust
Statement of Operations
For the Six Months Ended December 31, 2012 (Unaudited)

Investment Income:
Interest income	$ 3,115,170
Total Investment Income	3,115,170

Operating Expenses:
Investment advisory fees	234,281
Administration fees	50,590
Registration fees	10,022
Compliance officer fees	9,061
Audit fees	6,301
Custody fees	4,716
Fund Accounting fees	2,521
Legal fees	1,875
Trustees' fees	1,650
Printing expenses	1,478
Non 12b-1 shareholder servicing fees	390
Miscellaneous expenses	459
Total Operating Expenses	323,344
Less: Expenses waived and expenses reimbursed
by Advisor	(323,344)
Net Operating Expenses	-

Net Investment Income	3,115,170

Realized and Unrealized Gain (Loss) from Investments:
Net realized gain from:
Investments	3,675,766
Net change in unrealized depreciation on:
Investments	(4,307,455)
Net Realized and Unrealized Loss from Investments	(631,689)

Net Increase in Net Assets Resulting From Operations	$ 2,483,481

The accompanying notes are an integral part of these financial statements.

SMH Representation Trust
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	December 31, 2012	Year Ended
	(Unaudited)	June 30, 2012
Operations:
Net investment income	$ 3,115,170	$ 6,610,038
Net realized gain on investments	3,675,766	1,452,287
Net change in unrealized appreciation (depreciation) on investments	(4,307,455)	(3,537,709)

Net increase in net assets resulting from operations	2,483,481	4,524,616

Distributions to Shareholders from:
Net investment income	(3,192,081)	(6,623,625)
Net realized capital gains	(2,451,149)	(4,813,836)
Total dividends and distributions to shareholders	(5,643,230)	(11,437,461)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	9,776,759	30,988,280
Reinvestment of dividends and distributions	91,136	2,923,356
Cost of shares redeemed	(5,240,452)	(12,324,803)
Net increase in net assets from share transactions of beneficial interest	4,627,443	21,586,833

Total Increase in Net Assets	1,467,694	14,673,988

Net Assets:
Beginning of period	81,475,074	66,801,086
End of period*	$ 82,942,768	$ 81,475,074
* Includes undistributed net investment
income (loss) at end of year	$ (53,038)	$ 23,873

Share Activity:
Shares Sold	1,013,994	3,148,318
Shares Reinvested	16,090	295,325
Shares Redeemed	(545,777)	(1,247,740)
Net increase in shares of beneficial interest outstanding	484,307	2,195,903

The accompanying notes are an integral part of these financial statements.

SMH Representation Trust
Financial Highlights
For a share outstanding throughout each period
		For the
		Six Months Ended		For the		For the	For the
		December 31,		Year Ended		Year Ended	Period Ended
		2012 (Unaudited)		June 30, 2012		June 30, 2011	June 30, 2010	(A)

Net asset value, beginning of period		$ 9.67		$ 10.72		$ 10.03	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income		0.35	(B)	0.94	(B)	0.97	0.08
Net realized and unrealized gain (loss) on investments		(0.09)		(0.32)		0.88	0.03
Total from investment operations		0.26		0.62		1.85	0.11

LESS DISTRIBUTIONS:
From net investment income		(0.34)		(0.94)		(0.98)	(0.08)
From net realized gains on investments		(0.28)		(0.73)		(0.18)	-
Total distributions		(0.61)		(1.67)		(1.16)	(0.08)

Net asset value, end of period		$ 9.32		$ 9.67		$ 10.72	$ 10.03

Total return (C)		3.03%	(D)	6.96%		18.73%	1.14%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)		$ 82,943		$ 81,475		$ 66,801	$ 63,498
Ratios to average net assets
Expenses, before waiver and reimbursement (F)		0.76%	(E)	0.79%		0.80%	1.50%	(E)
Expenses, net waiver and reimbursement (F)		0.00%	(E)	0.00%		0.00%	0.00%	(E)
Net investment income, before waiver and reimbursement (F)		6.55%	(E)	8.69%		8.09%	7.21%	(E)
Net investment income, net waiver and reimbursement (F)		7.30%	(E)	9.48%		8.89%	8.71%	(E)
Portfolio turnover rate		41%	(D)	35%		61%	7%	(D)

(A)	The SMH Representation Trust commenced operations on May 24, 2010.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data
	for the period.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.
(E)	Annualized.
(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (Unaudited)

 SEMI-ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty five series. These financial statements include the following series: SMH Representation Trust (the “Fund”). The Fund is registered as non-diversified. The Fund’s investment advisor is SMH Capital Advisors, Inc. (the “Advisor” or “SMH”).

The Fund commenced operations on May 24, 2010. The Fund’s investment objective is to provide a high level of current income with capital appreciation as a secondary objective.

The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation —The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”), if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All of these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.)

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (Unaudited)

 SEMI-ANNUAL REPORT

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012, for the Fund’s assets and liabilities measured at fair value:

significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

               The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2012:

Security Classifications (c)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)(d)	Totals
Common Stock (a)	$ -	$ -	$ -	$ -
Convertible Corporate Bonds (b)	-	5,842,107	-	5,842,107
Corporate Bonds (b)	-	70,261,882	-	70,261,882
Short-Term Investments	-	5,699,463	-	5,699,463
Total	$ -	$ 81,803,452	$ -	$ 81,803,452

(a) For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments.

(b) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.

(c) There were no transfers into or out of Level 1 and Level 2 during the year. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

(d) Included in Level 3 is Trump Entertainment Resorts, an unlisted security, with $0 market value and $0 change in unrealized depreciation from prior year.

The following is a reconciliation of Trump Entertainment Resorts for which Level 3 inputs were used in determining value:

SMH Representation Trust
Common Stock
Beginning balance June 30, 2012	$ -
Total realized gain/(loss)	-
Change in unrealized depreciation	-
Cost of purchases	-
Proceeds from sales	-
Net transfers in/(out) of Level 3	-
Ending balance December 31, 2012	$ -

The total change in unrealized depreciation included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2012 was $0.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (Unaudited)

 SEMI-ANNUAL REPORT

b)

Federal Income Tax—The Fund qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations. As of December 31, 2012, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax period or year ended June 30, 2010, June 30, 2011 and June 30, 2012) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Fund’s tax return is presently in progress.

c)

Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

d)

Other—Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

e)

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)

INVESTMENT TRANSACTIONS

For the six months ended December 31, 2012, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 31,558,846	$ 32,057,061

There were no government securities purchased or sold during the year.

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

SMH acts as investment manager to the Fund pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Advisor provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Advisor, as of the last day of each month, an annualized fee equal to 0.55% of average net assets of the Fund, such fees to be computed daily based upon daily average net assets of the Fund. For the six months ended December 31, 2012, management fees of $234,281 were incurred by the Fund, before the waiver and reimbursement described below. As of December 31, 2012, there were no advisory fees payable to the Advisor.

The Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has agreed to waive 100% of its investment advisory fee and reimburse the ordinary operating expenses of the Fund through October 31, 2013. If the Advisor were to charge the Fund for its investment advisor services, the Advisor would be paid a monthly management fee at the annual rate of 0.55% of the average daily net assets of the Fund. However, the Fund is an integral part of one or more “wrap fee” programs sponsored by investment advisors or broker dealers that are not affiliated with the Advisor or the Fund. Participants in these programs pay a “wrap” fee to the sponsor of the program, a portion of which is paid to the Advisor pursuant to one or more agreements between the Advisor and the program sponsors. The Advisor pays expenses incurred by it in connection with acting as the advisor to the Fund, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Advisory Agreement). The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (Unaudited)

 SEMI-ANNUAL REPORT

following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacity.

 For the Six months ended December 31, 2012, the Advisor waived advisory fees of $234,281 and reimbursed expenses of $89,063. As of December 31, 2012, the Advisor owed the Fund $22,008 under the terms of the Expense Limitation Agreement. The Advisor may recapture $562,563, no later than June 30, 2014, and $548,988, no later than June 30, 2015, subject to the terms of the Expense Limitation Agreement.

Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per Fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

An officer of the Fund is an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Fund based on average daily net assets of the Fund. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse the Fund’s Distributor and Manager for distribution related expenses. The Plan has not been activated by the Fund and the Fund has no present intention to activate the Plan. For the six months ended December 31, 2012, the Fund did not incur any 12b-1 expenses.

(5)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at December 31, 2012 for the Fund was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Depreciation
$ 88,302,192	$ 2,019,675	$ (8,518,415)	$ (6,498,740)

As of June 30, 2012, the components of distributable earnings on a tax basis were as follows:

Net	Undistributed	Undistributed			Total
Unrealized	Ordinary	Capital	Capital Loss	Post October	Distributable
Depreciation	Income	Gains	Carry forward	Losses	Earnings
$ (2,191,285)	$ 132,181	$ -	$ -	$ (44,183)	$ (2,103,287)

The undistributed ordinary income and capital gains shown above differ from corresponding accumulated net investment income and accumulated net realized gain figures reported in the statement of assets and liabilities due to differing book/tax treatment of short-term capital gains.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $44,183.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The Fund paid ordinary income distributions of $9,827,446 and long-term capital gain distributions of $1,610,015 during the year ended June 30, 2012, and $7,418,557 from ordinary income during the period ended June 30, 2011.

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (Unaudited)

 SEMI-ANNUAL REPORT

(6)

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

(7)

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

SMH REPRESENTATION TRUST

ADDITIONAL INFORMATION

December 31, 2012 (Unaudited)

SEMI-ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service(12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Approval of Interim and New Advisory and Sub-Advisory Agreements for SMH Representation Trust

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously approved Interim and New Advisory Agreements for SMH Representation Trust(the “Fund”), between the Trust and SMH Capital Advisors, Inc. (“SMH” or the “Adviser”), and Interim and New Sub-Advisory Agreement for the Fundbetween Catalyst Capital Advisers LLC ("Catalyst") and SMH at a meeting of the Board of Trustees held on May 16, 2012.

In connection with their deliberations, the Board reviewed materials prepared by Adviser with respect to the Fund.  The Trustees discussed the corporate organization of SMH and noted that SMH is not affiliated with the transfer agent, underwriter or custodian, and therefore will not derive any benefits from the relationships these parties have with the Trust.

As to the nature, extent and quality of the services provided by SMH to the Fund, the Trustees reviewed SMH’s responses to a series of questions regarding the services provided by SMH, as well as information on the corporate structure, officers, owners and compliance record of SMH.  The Trustees then discussed the nature of the SMH’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board then reviewed financial information for SMH provided by the firm. The Trustees concluded that the adviser has provided a level of service consistent with the Board’s expectations.

As to the Fund’s performance on a comparative basis, the Trustees reviewed theFund’s performance for the 2011 period and compared the performance to that of a group of similarly managed funds and a benchmark index. The Board noted that the Fund had underperformed its respective peer group averages and benchmark index for the year. The Trustees acknowledged that 2011 was a challenging year in the markets and for the advisor. Following discussion, the Board concluded that each Fund’s performance was acceptable. The Board noted that no change to the investment personnel servicing the Fund was anticipated as a result of the Transaction.

The Board considered the profits realized by the adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees concluded that the adviser’s level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee paid by the SMH Representation Trustand compared that fee to the management fees paid by funds in a peer group.  The Board further noted that the advisor has contractually agreed to waive all fees and/or reimburse all ordinary expenses of the Fund so long as the Fund is used exclusively for “wrap account” programs and that SMH’s has agreed to continue such waiver of fees and expenses after the Transaction.    Following discussion, the Trustees concluded that the management fee for the SMH Fund was reasonable.

As to economies of scale, the Board considered whether there will be economies of scale with respect to the management of the Fund and whether there is the potential for realization of any further economies of scale.  After discussion, it was noted that because of the Fund’s size, economies of scale were unlikely to be realized in the near future and consequently, were not a relevant consideration at this time.

As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and SMH is in the best interests of the SMH Fund and its shareholders.

SMH REPRESENTATION TRUST

December 31, 2012 (Unaudited)

SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – SMH Representation Trust (the “Fund”)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fees imposed by the Fund for certain redemptions by wire; and (2) ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual table below illustrates an example investment of $1,000 at the beginning of the period and held for the entire period of 07/01/12 through 12/31/12. The “hypothetical” table assumes an investment made on 07/01/12 and held for the entire period of 07/01/12 through 12/31/12. Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 01/01/12). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 07/01/12 through 12/31/12

	Beginning	Ending Account
	Account Value	Value	Expenses Paid
Actual Fund Return (in parentheses)	07/01/12	12/31/12	During Period

SMH Representation Trust (+3.03%)	$ 1,000.00	$ 1,023.80	$ 0.00

	Beginning	Ending Account
	Account Value	Value	Expenses Paid
Hypothetical 5% Fund Return	07/01/12	12/31/12	During Period**

SMH Representation Trust	$1,000.00	$1,025.00	$ 0.00

** Expenses are equal to the Fund’s annualized expenses ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Mutual Fund Series Trust

17605 Wright Street

Suite 2

Omaha, NE 68130

ADVISOR

SMH Capital Advisors, Inc.

4800 Overton Plaza

Suite 300

Fort Worth, TX 76109

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi__________
President,
Date: March 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi___________
President
Date: March 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 11, 2013